Redeemable convertible preferred shares (Details) - USD ($)		1 Months Ended									2 Months Ended	12 Months Ended
	Sep. 27, 2018	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	Sep. 30, 2018	Aug. 31, 2018	Apr. 30, 2016	Aug. 31, 2015	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015	Aug. 02, 2018	Jul. 31, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Accretion to redemption value of convertible redeemable preferred shares													$ 1,022,461
Temporary equity accretion adjustment to initial carrying amount													$ 1,022,461
Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage		8.36%										8.36%
Temporary equity shares carrying value derecognized		$ 19,495,152										$ 19,495,152
Temporary equity shares fair value		$ 19,495,057										19,495,057
Temporary equity increase in preferred stock value												$ 95
Round A Investors
Class Of Stock [Line Items]
Capital contribution from investors										$ 13,081,880					$ 13,081,880
Percentage of exchange equity interests															19.00%
Round A Investors | Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage																		8.36%
Round B Investors
Class Of Stock [Line Items]
Capital contribution from investors									$ 24,000,000					$ 24,000,000
Percentage of exchange equity interests														12.00%
Percentage of liquidation on investment												150.00%
Minimum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO												$ 600,000,000
Maximum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO												$ 120,000,000
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Class Of Stock [Line Items]
Equity method investment, ownership percentage																	2.50%	8.36%
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai") | Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage																8.36%
Shanghai ECMOHO Health Technology Co., Limited
Class Of Stock [Line Items]
Equity method investment, ownership percentage	97.50%
NCI Holder
Class Of Stock [Line Items]
Equity method investment, ownership percentage		2.50%										2.50%
Round A and Round B Investors
Class Of Stock [Line Items]
Percentage of put price of original investment amount												110.00%
Percentage of put price of original investment amount plus compound interest												15.00%
Percentage of put price of original investment amount not achieve in public listing before August 2021												110.00%
Percentage of put price of original investment amount plus compound interest not achieve in public listing before August 2021												10.00%
Remaining equity method investment ownership percentage of equity interest held in before reorganization	2.50%
Round A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests										19.00%
Round B Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests									12.00%
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares						20,336,100
Conversion of Preferred Shares		12,000,000	3,794,784	3,794,784	3,794,784
Preferred shares, conversion basis						one-for-one basis
Preferred shares conversion ratio						100.00%
Class A Ordinary Shares | Founders
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues								8,880,894
Shares issued upon conversion of preferred shares								9,519,000				9,519,000
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares						8,999,999
Preferred shares, conversion basis						1-for-1.13
Preferred shares conversion ratio						1.13%
Class A-1 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues	9,519,000						9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues	10,817,100						10,817,000
Series A Preferred Shares
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues						7,938,915					7,938,915
Temporary equity, redemption price per share							$ 2.8341				$ 2.8341
Proceeds from issuance of convertible redeemable preferred shares including issuance cost											$ 22,500,000
Debt issuance costs							$ 70,033				$ 70,033
Initial conversion ratio												1
Preferred shares, dividend rate percentage												6.00%
Preferred stock, liquidation preference percentage												100.00%
Preferred stock shares redemption price annual rate in addition to issuance price												6.00%
Preferred stock shares redemption price, number of monthly installments												36
Period to commencement of redemption price												3 years
Conversion of Preferred Shares						7,938,915							(7,938,915)
Series A Preferred Shares | Average Basis
Class Of Stock [Line Items]
Preferred shares, conversion basis						1-for-1.13
Class A-1 and A-2 Ordinary Shares | Qualified Initial Public Offering
Class Of Stock [Line Items]
Initial conversion ratio												1
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage												100.00%
Preferred stock shares redemption price annual rate in addition to issuance price												6.00%
Preferred stock shares redemption price, number of monthly installments												36
Period to commencement of redemption price												3 years
Temporary equity shares fair value		$ 26,172,432										$ 26,172,432
Accumulated deficit												5,268,188
Temporary equity accretion adjustment to initial carrying amount												$ 0
Conversion of Preferred Shares						10,817,100							(10,817,100)
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage												100.00%
Preferred stock shares redemption price annual rate in addition to issuance price												6.00%
Preferred stock shares redemption price, number of monthly installments												36
Period to commencement of redemption price												3 years
Temporary equity shares fair value		19,495,152										$ 19,495,152
Accumulated deficit												8,754,073
Temporary equity accretion adjustment to initial carrying amount												0
Conversion of Preferred Shares						9,519,000							(9,519,000)
Round A Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized		8,361,109										$ 8,361,109
Percentage of extinguishment of shares during reorganization												8.36%
Round A Preferred Shares | Founders
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized		8,754,168										$ 8,754,168
Temporary equity shares fair value		19,495,152										19,495,152
Preferred shares fair value measurement difference charged to additional paid in capital												10,740,984
Round B Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized		$ 23,284,214										23,284,214
Class A One Class A Two And Series A Preferred Shares
Class Of Stock [Line Items]
Preferred shares fair value measurement difference charged to additional paid in capital												$ 14,022,261